Segmented information - Schedule of reconciliations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total gross profit for reportable segments	$ 210,048	$ 154,833
General and administrative costs	55,951	56,844
Loss on disposal of property, plant and equipment	767	1,659
Equity earnings in affiliates and joint ventures	(15,299)	(25,199)
Interest expense	59,340	36,948
Change in fair value of contingent obligations	53,206	8,268
Gain on derivative financial instruments	(3,952)	(6,063)
Income before income taxes	60,035	85,963
Operating Segments
Segment Reporting Information [Line Items]
Total gross profit for reportable segments	210,048	154,833
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment
Segment Reporting Information [Line Items]
General and administrative costs	55,951	56,844
Loss on disposal of property, plant and equipment	767	1,659
Equity earnings in affiliates and joint ventures	(15,299)	(25,199)
Interest expense	59,340	36,948
Change in fair value of contingent obligations	53,206	4,681
Gain on derivative financial instruments	$ (3,952)	$ (6,063)